Acquisitions (Tables)	6 Months Ended
Jul. 31, 2023
Acquisitions
Schedule of preliminary purchase price allocation for businesses acquired

The preliminary purchase price allocation for the businesses acquired during 2024, which has not been finalized, is as follows:

	Ground-Cloud	Localz	Total
Purchase price consideration:
Cash, less cash acquired related to GroundCloud ($4,381) and Localz (Nil)	136,843	5,857	142,700
Contingent consideration	19,550	—	19,550
Net working capital adjustments (receivable) / payable	345	(5)	340
	156,738	5,852	162,590
Allocated to:
Current assets, excluding cash acquired	1,908	619	2,527
Right-of-use Assets	144	—	144
Current liabilities	(3,252)	(227)	(3,479)
Deferred revenue	(136)	(1,465)	(1,601)
Lease obligations	(144)	—	(144)
Net tangible assets (liabilities) assumed	(1,480)	(1,073)	(2,553)

Finite life intangible assets acquired:
Customer agreements and relationships	29,400	—	29,400
Existing technology	42,800	5,971	48,771
Trade names	1,100	—	1,100
Non-compete covenants	1,000	—	1,000
Goodwill	83,918	954	84,872
	156,738	5,852	162,590

Schedule of acquired intangible assets are being amortized over their estimated useful lives

	GroundCloud	Localz
Customer agreements and relationships	13 years	N/A
Existing technology	6 years	6 years
Trade names	6 years	N/A
Non-compete covenants	5 years	N/A

Schedule of business acquisition on pro forma information

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2023	2022	2023	2022

Revenue	143,393	135,914	282,023	268,505
Net income	28,116	22,308	56,710	45,141
Earnings per share
Basic	0.33	0.26	0.67	0.53
Diluted	0.32	0.26	0.65	0.52